Right-of-use asset - Schedule of right-of-use asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 95,851	$ 183,424
Depreciation	(5,991)	(36,685)
Impairment	(89,860)	(50,888)
Ending balance	$ 0	$ 95,851